Revenue and Cost of Sales (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenue and Cost of Sales
Concentrate Sales	$ 31,582	$ 21,425	$ 105,588	$ 59,127
Provisional pricing adjustments	1,803	(383)	(5,983)	2,556
Total	$ 33,385	$ 21,042	$ 99,605	$ 61,683